S000054499 [Member] Expense Example - FlexShares STOXX Global ESG Select Index Fund - FlexShares STOXX Global ESG Select Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	244
Expense Example, with Redemption, 10 Years	$ 553